Warrants (Details) - USD ($)	1 Months Ended		12 Months Ended
	Dec. 31, 2019	Aug. 31, 2019	Dec. 31, 2019
Warrants [Abstract]
Warrant to purchase shares of common stock (in Shares)	30,000		30,000
Warrants exercise price (in Dollars per share)	$ 1.66		$ 1.66
Warrant to purchase additional shares of common stock (in Shares)	30,000		30,000
Warrants additional exercise price (in Dollars per share)	$ 1.66		$ 1.66
Withdrawn loan amount	$ 5,000,000		$ 5,000,000
Fair values of the warrants	$ 49,000	$ 39,000	$ 49,000